Other financial assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other financial assets
16. Other financial assets

	2022 $m	2021 $m
Equity securities	103	106
Restricted funds:
Shortfall reserve deposit a	–	6
Ring-fenced amounts to satisfy insurance claims:
Cash a	2	4
Money market funds	3	8
Bank accounts pledged as security	39	42
Other	1	1
	45	61
Trade deposits and loans	8	8
	156	175

Analysed as:
Current	–	2
Non-current	156	173
	156	175

a	As described on page 168, amounts within these lines have been re-presented as cash and cash equivalents.
Equity securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 24. The significant investments are as follows:

	2022		2021
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m
Investment in entity which owns:
InterContinental The Willard Washington DC	27	–	25	–
InterContinental San Francisco	16	–	17	–
InterContinental Grand Stanford Hong Kong	35	–	35	–
Restricted funds
The shortfall reserve deposit is held for the specific purpose of funding shortfalls in owner returns relating to the Barclay associate. Any shortfalls funded are subject to potential clawback in future years. The maximum length of time for which the restricted funds will be held is the life of the hotel management agreement. In 2021, $3m was withdrawn from the deposit to fund working capital requirements. In 2022, the remaining balance was reclassified to cash and cash equivalents reflecting the Group’s ability to access these funds although they are held for a defined purpose under the management agreement. The prior year amount is immaterial and has not been re-presented.
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity.
The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 26). The amounts pledged as security may change in future years subject to the trustees’ agreement and updated actuarial valuations. The bank accounts will continue to be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees.
Expected credit losses
Other financial assets with a total value of $50m (2021: $61m) are subject to the expected credit loss model requirements of IFRS 9. Equity securities, money market funds and other amounts measured at fair value are excluded. With the exception of the expected credit loss arising on trade deposits and loans (see below), expected credit losses are considered to be immaterial.

			2022			2021
Trade deposits and loans	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Amounts due with no significant increase in credit risk since initial recognition	8	–	8	6	–	6
Amounts due with significant increase in credit risk since initial recognition:
Not past due	1	(1)	–	7	(5)	2
Past due	11	(11)	–	10	(10)	–
	20	(12)	8	23	(15)	8

Movement in the allowance for expected credit losses	2022 $m	2021 a $m
At 1 January	(15)	(15)
Amounts written off	2	–
Exchange and other adjustments	1	–
At 31 December	(12)	(15)

a	In 2021, $4m was collected in respect of an asset which was measured at $nil at initial recognition as part of a business acquisition. This did not impact the allowance for expected credit losses.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on Standard and Poor’s ratings.
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2022 $m	2021 $m
Americas	54	66
EMEAA	62	67
Greater China	40	42
	156	175